Cash generated from operations - Net debt (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 02, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash and bank
Cash and cash equivalents at beginning of the year - Balance sheet		¥ 101,886	¥ 105,345
Cash flows		53,846	(4,547)
Foreign exchange adjustments		(1,242)	1,088
Cash and cash equivalents at end of the year - Balance sheet		154,490	101,886
Total
Balance at beginning of year		4,880	59,345
Adjusted beginning balance	¥ 128,227
Cash Flows		(58,273)	(55,553)
Foreign exchange adjustments		(1,278)	1,088
Balance at end of year		(187,778)	4,880
Borrowings due within 1 year
Liabilities from financing activities
Balance at beginning		(77,130)	(22,020)
Cash flows		(50,340)	(55,110)
Balance at ending		(127,470)	(77,130)
Borrowings due after 1 year
Liabilities from financing activities
Balance at beginning		(19,876)	(23,980)
Cash flows		6,959	4,104
Balance at ending		(12,917)	¥ (19,876)
Lease liabilities due within 1 year
Liabilities from financing activities
Adjusted beginning balance	(24,329)
Cash flows		(11,912)
Foreign exchange adjustments		(25)
Balance at ending		(36,266)
Lease Liabilities due after 1 year
Liabilities from financing activities
Adjusted beginning balance	¥ (108,778)
Cash flows		(56,826)
Foreign exchange adjustments		(11)
Balance at ending		¥ (165,615)